GENERAL - Direct Subsidiaries (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Telkomsel
Direct/ Indirect subsidiaries
Percentage of ownership interest	65.00%	65.00%
Total assets before elimination	Rp 82,219	Rp 85,597
Dayamitra
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 13,221	Rp 13,606
Metra
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 17,123	Rp 13,246
TII
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 10,404	Rp 9,122
Telkom Akses
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 4,244	Rp 5,716
GSD
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 5,794	Rp 5,633
PINS
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 4,004	Rp 3,473
Telkom Infratel
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 3,351	Rp 1,871
Telkomsat
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 3,190	Rp 574
MetraNet
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 782	Rp 524
Jalin
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	100.00%
Total assets before elimination	Rp 298	Rp 225
Napsindo
Direct/ Indirect subsidiaries
Percentage of ownership interest	60.00%	60.00%
Total assets before elimination	Rp 5	Rp 5